Interest Expense and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest costs [abstract]
Interest Expense and Finance Costs

	For the year ended December 31,
	2023	2022	2021
Interest payable on long-term borrowings	3,847	2,047	1,958
Bank charges	67	60	59
Amortization of debt discount	323	165	547
Operating lease liability interest	28	54	52
Other finance expenses	30	34	646
Gain from termination of lease liability	—	(40)	—
Amortization of gain of Loan modification	59	—	—
Total	4,354	2,320	3,262